Condensed Statements of Operations - USD ($)	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
REVENUES
Royalties under amended lease agreements	$ 10,314,620	$ 9,297,106	$ 25,398,310
Royalties under Peters Lease fee	416,788	417,311	672,736
Interest	5,126	7,091	9,069
Total revenues	10,736,534	9,721,508	26,080,115
EXPENSES
Compensation of Trustees	188,789	188,283	223,390
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	399,737	494,057	452,248
Accounting	151,947	146,562	125,377
Mining consultant and field representatives	27,988	28,378	28,541
Insurance	118,490	120,084	120,109
Annual stock exchange fee	53,095	45,637	42,255
Transfer agent's and registrar's fees	5,540	8,308	9,603
Other Trust expenses	115,336	68,858	248,244
Total Expenses	1,123,422	1,162,667	1,312,267
Net income	$ 9,613,112	$ 8,558,841	$ 24,767,848
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING	13,120,010	13,120,010	13,120,010
Net income per unit (Note 2) (in dollars per unit)	$ 0.733	$ 0.652	$ 1.888